EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.6%
	ASSET MANAGEMENT - 2.6%
2,538	LPL Financial Holdings, Inc.	$ 714,904

	BANKING - 0.9%
19,000	NU Holdings Ltd./Cayman Islands, Class A(a)	253,840

	BEVERAGES - 8.2%
11,645	Coca-Cola Consolidated, Inc.(b)	2,223,263

	BIOTECH & PHARMA - 2.4%
8,166	Halozyme Therapeutics, Inc.(a)(b)	639,153

	COMMERCIAL SUPPORT SERVICES - 1.5%
4,205	Brink's Company (The)	397,330

	E-COMMERCE DISCRETIONARY - 3.0%
475	MercadoLibre, Inc.(a)	806,260

	ELECTRICAL EQUIPMENT - 1.0%
934	Generac Holdings, Inc.(a)	273,485

	ENGINEERING & CONSTRUCTION - 15.3%
1,200	EMCOR Group, Inc.	995,856
2,860	Quanta Services, Inc.	2,059,314
1,300	Sterling Infrastructure, Inc.(a)	1,091,168
		4,146,338
	HEALTH CARE FACILITIES & SERVICES - 3.7%
435	Chemed Corporation	202,597
1,511	Medpace Holdings, Inc.(a)	800,211
		1,002,808
	INDUSTRIAL SUPPORT SERVICES - 4.9%
1,160	United Rentals, Inc.	1,314,152

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	INSURANCE - 0.4%
377	Assurant, Inc.	$ 101,236

	INTERNET MEDIA & SERVICES - 2.8%
10,650	Uber Technologies, Inc.(a)	768,504

	MACHINERY - 5.2%
5,500	Donaldson Company, Inc.	493,735
3,466	Lincoln Electric Holdings, Inc.	920,258
		1,413,993
	MEDICAL EQUIPMENT & DEVICES - 1.9%
6,429	Globus Medical, Inc., Class A(a)	507,955

	OIL & GAS PRODUCERS - 1.3%
640	Murphy USA, Inc.	344,877

	RETAIL - CONSUMER STAPLES - 7.7%
6,800	BJ's Wholesale Club Holdings, Inc.(a)	593,096
1,874	Casey's General Stores, Inc.	1,489,436
		2,082,532
	RETAIL - DISCRETIONARY - 5.4%
140	AutoZone, Inc.(a)	447,432
6,000	O'Reilly Automotive, Inc.(a)	552,540
1,937	Williams-Sonoma, Inc.	451,515
		1,451,487
	SEMICONDUCTORS - 7.6%
500	Monolithic Power Systems, Inc.	691,180
2,811	Teradyne, Inc.	1,360,074
		2,051,254
	SOFTWARE - 11.9%
9,730	Agilysys, Inc.(a)	1,016,785
4,923	Calix, Inc.(b)	183,726
6,354	CommVault Systems, Inc.(a)(b)	900,552
11,300	Doximity, Inc., Class A(a)	234,362

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	SOFTWARE - 11.9% (Continued)
5,650	Fortinet, Inc.(a)	$ 867,953
		3,203,378
	TECHNOLOGY SERVICES - 6.3%
737	Fair Isaac Corporation(a)	880,553
1,600	Mastercard, Inc., Class A	821,760
		1,702,313
	TRANSPORTATION & LOGISTICS - 1.6%
2,160	Landstar System, Inc.	446,710

	TOTAL COMMON STOCKS (Cost $9,715,581)	25,845,772

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.2%
	COLLATERAL FOR SECURITIES LOANED - 14.2%
3,825,188	Mount Vernon Liquid Assets Portfolio, LLC, 3.71% (Cost $3,825,188)(c),(d)	3,825,188

	TOTAL INVESTMENTS – 109.8% (Cost $13,540,769)	$ 29,670,960
	LIABILITES IN EXCESS OF OTHER ASSETS – (9.8)%	(2,652,284)
	NET ASSETS - 100.0%	$ 27,018,676

LTD	- Limited Company
LLC	- Limited Liability Company

(a) (b)	Non-income producing security. All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $3,725,142.
(c) (d)

Rate disclosed is the seven day effective yield as of June 30, 2026.

Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $3,825,188 at June 30, 2026.